CAPITAL STOCK - Assumptions used for Black-Scholes valuation of Options (Detail) - Stock options - $ / shares	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected volatility	27.00%	35.00%	35.60%
Dividend yield	2.20%	2.50%	2.80%
Risk-free interest rate	1.80%	1.60%	0.80%
Expected term	5 years 3 months 18 days	5 years 3 months 18 days	5 years 6 months
Fair value per option	$ 19.98	$ 20.70	$ 17.47
Weighted average vesting period	2 years 9 months 18 days	2 years 9 months 18 days	2 years 3 months 18 days